ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] ‒ 95.6%
ASIA EQUITY LONG/SHORT ‒ 0.4%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	750,000	848,592	Quarterly	60 Days [f]

CHINA EQUITY LONG/SHORT ‒ 2.7%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,037,591	6,648,317	Monthly	30 Days [g]

CYCLICALS EQUITY LONG/SHORT ‒ 9.6%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	5,000,000	2,257,510	Quarterly	90 Days [e]
Energy Dynamics Fund Limited Class D	4/1/2018	6,507,296	10,156,663	Monthly	90 Days [e]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	7,500,000	10,934,804	Quarterly	60 Days [f]
		19,007,296	23,348,977
EUROPEAN EQUITY LONG/SHORT ‒ 5.7%
Lancaster European LS Equity, Ltd.	2/1/2023	10,000,000	11,141,238	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	2,130,000	2,780,936	Monthly	30 Days [d]
		12,130,000	13,922,174
FINANCIAL EQUITY LONG/SHORT ‒ 8.1%
Azora Offshore Fund, Ltd.	5/1/2018	7,747,437	11,870,544	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	7,739,733	Quarterly	60 Days
		14,447,437	19,610,277
GLOBAL EQUITY LONG/SHORT ‒ 10.1%
140 Summer Partners Offshore, Ltd.	7/1/2020	7,878,391	11,063,509	Quarterly	60 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,016,130	10,645,143	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	1,799,864	2,595,776	Quarterly	60 Days [f]
		16,694,385	24,304,428
HEALTH CARE EQUITY LONG/SHORT ‒ 15.9%
Averill Fund, Ltd.	11/1/2020	3,630,733	6,676,214	Quarterly	60 Days [f]
BCM Scout International, Ltd.	5/1/2022	9,000,000	11,169,258	Quarterly	45 Days [f]
Camber Capital Fund, L.P.	1/1/2016	6,541,457	11,457,196	Quarterly	90 Days [e]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	3,829,744	9,237,350	Quarterly	60 Days
		23,001,934	38,540,018
JAPAN EQUITY LONG ‒ 1.1%
Indus Japan Long Only Fund, Ltd.	8/1/2023	2,500,000	2,731,344	Quarterly	30 Days

LATIN AMERICA ‒ 4.6%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	7,405,231	11,258,417	Monthly	90 Days

MIDDLE EAST LONG BIAS ‒ 2.0%
Waha MENA Equity Fund	11/1/2023	4,750,000	4,957,306	Monthly	30 Days [d]

REAL ESTATE LONG/SHORT ‒ 4.2%
Long Pond Offshore, Ltd.	6/1/2011 [c]	7,793,761	10,210,320	Quarterly	60 Days [h]

TMT EQUITY LONG ‒ 5.7%
IPPE Liquid (Cayman), L.P.	10/1/2023	5,000,000	7,012,167	Monthly	45 Days
SoMa Long Opportunities Offshore, Ltd.	10/1/2023	5,000,000	6,760,466	Quarterly	60 Days
		10,000,000	13,772,633
TMT EQUITY LONG/SHORT ‒ 15.1%
Atreides Foundation Fund, Ltd.	12/1/2020	13,100,000	12,771,716	Quarterly	60 Days [i,j]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	4,768,739	13,214,037	Monthly	30 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	7,484,508	10,515,215	Quarterly	45 Days [i,j]
		25,353,247	36,500,968

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of July 31, 2024 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)

U.S. SMALL CAP ‒ 10.4%
Kent Lake Partners, L.P.	9/1/2021	7,750,000	9,599,714	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	11,918,416	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	3,625,216	Quarterly	45 Days
		18,850,000	25,143,346

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 95.6%		167,720,882	231,797,117

TOTAL INVESTMENTS ‒ 95.6%		167,720,882	231,797,117

Other Assets in Excess of Liabilities ‒ 4.4%			10,659,801
SHAREHOLDERS' CAPITAL ‒ 100.0%			$242,456,918

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of July 31, 2024 was $167,720,882 and $231,797,117 respectively.
[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[h]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[i]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[j]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.